Note 22 - Prepayments - Schedule of Prepayments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Solar prepayments	$ 0	$ 104
Other prepayments	265	162
Current prepayments and other current assets	2,538	3,693
South African operations [member]
Statement Line Items [Line Items]
Suppliers	527	254
Zimbabwean operations [member] | Blanket Mine [member]
Statement Line Items [Line Items]
Suppliers	1,746	1,494
Zimbabwean operations [member] | Bilboes [member]
Statement Line Items [Line Items]
Suppliers	0	802
Bilboes pre-effective date costs	$ 0	$ 877